PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 31.5%
Canada : 0.1%
3,233
(1)
Shopify, Inc. - Class A
$ 476,447
0.1
Germany : 0.3%
2,260
Hochtief AG
1,095,140
0.3
Italy : 0.9%
77,075
Banca Mediolanum SpA
2,152,183
0.5
62,465
(2)
Poste Italiane SpA
2,015,234
0.4
4,167,417
0.9
Japan : 1.9%
2,620
Fast Retailing Co. Ltd.
1,182,139
0.3
44,105
Japan Tobacco, Inc.
1,907,507
0.4
70,200  Mitsubishi UFJ Financial
Group, Inc.
1,600,465
0.4
14,075
Recruit Holdings Co. Ltd.
1,594,046
0.3
61,935
Resona Holdings, Inc.
971,160
0.2
30,520
Sompo Holdings, Inc.
1,300,338
0.3
8,555,655
1.9
Netherlands : 0.4%
38,730
ABN AMRO Bank NV
1,878,023
0.4
Singapore : 0.4%
29,150
DBS Group Holdings Ltd.
1,772,654
0.4
Spain : 0.2%
8,795  ACS Actividades de
Construccion y Servicios
SA
1,040,627
0.2
Taiwan : 0.5%
10,510  Asia Vital Components
Co. Ltd.
1,134,401
0.3
2,400  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
996,768
0.2
2,131,169
0.5
United Kingdom : 1.0%
85,205
HSBC Holdings PLC
1,745,286
0.4
738,905  Lloyds Banking Group
PLC
1,089,387
0.3
18,745
TechnipFMC PLC
1,464,922
0.3
4,299,595
1.0
United States : 25.8%
4,405
3M Co.
756,911
0.2
12,855
Abbott Laboratories
1,418,678
0.3
4,490
(1)
Advanced Micro Devices,
Inc.
2,113,533
0.5
6,890
Alphabet, Inc. - Class A
2,338,122
0.5
23,232
(1)
Amazon.com, Inc.
6,034,977
1.4
4,040
Analog Devices, Inc.
1,463,046
0.3
24,622
Apple, Inc.
7,801,481
1.8
3,010
Applied Materials, Inc.
1,379,754
0.3
5,550  Ares Management Corp.
- Class A
794,594
0.2
31,590
AT&T, Inc.
817,865
0.2
5,595
Broadcom, Inc.
2,072,052
0.5
3,080
(1)
Cadence Design
Systems, Inc.
1,043,442
0.2
1,230
Caterpillar, Inc.
980,888
0.2
3,105
Chubb Ltd.
1,051,353
0.2
17,910
Citigroup, Inc.
2,357,314
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
18,105
Coca-Cola Co.
$ 1,605,370
0.4
1,269
(1)
Coherent Corp.
352,566
0.1
800
Costco Wholesale Corp.
755,112
0.2
4,700
(1)
Crowdstrike Holdings,
Inc. - Class A
1,085,700
0.2
26,685
CSX Corp.
1,347,859
0.3
1,815  Dell Technologies, Inc. -
Class C
827,658
0.2
29,410
Devon Energy Corp.
1,426,679
0.3
3,050
Eaton Corp. PLC
1,225,734
0.3
1,470
Eli Lilly & Co.
1,700,393
0.4
2,105
Equinix, Inc.
2,203,346
0.5
13,615  ExxonMobil Holdings
Corp.
2,191,334
0.5
12,410
Freeport-McMoRan, Inc.
939,933
0.2
3,940
Howmet Aerospace, Inc.
965,103
0.2
2,375
Humana, Inc.
910,171
0.2
8,105  InterContinental Hotels
Group PLC
1,300,663
0.3
13,460
Johnson & Johnson
3,578,341
0.8
4,325
JPMorgan Chase & Co.
1,539,787
0.3
2,650
Lam Research Corp.
798,949
0.2
1,800
Linde PLC US
881,244
0.2
4,659
Mastercard, Inc. - Class A
2,745,595
0.6
16,599
Merck & Co., Inc.
2,452,668
0.6
4,495  Meta Platforms, Inc. -
Class A
2,572,668
0.6
1,255
Micron Technology, Inc.
1,203,206
0.3
14,046
Microsoft Corp.
7,125,395
1.6
16,900
(1)
Monster Beverage Corp.
776,048
0.2
1,880
Moody's Corp.
948,723
0.2
7,785
Morgan Stanley
1,660,696
0.4
38,864
NVIDIA Corp.
8,580,394
1.9
4,880  Old Dominion Freight
Line, Inc.
975,805
0.2
5,862
PACCAR, Inc.
727,650
0.2
6,743
(1)
Palantir Technologies,
Inc. - Class A
1,256,760
0.3
3,680
(1)
Palo Alto Networks, Inc.
1,406,238
0.3
1,590
Parker-Hannifin Corp.
1,557,310
0.3
5,575  PNC Financial Services
Group, Inc.
1,335,937
0.3
3,385
Ralph Lauren Corp.
1,174,257
0.3
2,870
Rockwell Automation, Inc.
1,218,114
0.3
5,165
Ross Stores, Inc.
1,180,409
0.3
5,770
RTX Corp.
1,198,602
0.3
3,065  Seagate Technology
Holdings PLC
2,538,985
0.6
531
(1)
Space Exploration
Technologies Corp. -
Class A
76,299
0.0
1,020
(1)
Take-Two Interactive
Software, Inc.
224,094
0.0
4,250
(1)
Tesla, Inc.
1,563,788
0.4
2,440  Thermo Fisher Scientific,
Inc.
1,505,724
0.3
1,420
United Rentals, Inc.
1,473,960
0.3
5,065
UnitedHealth Group, Inc.
1,972,362
0.4
4,470
Valero Energy Corp.
1,604,372
0.4
20,660
Ventas, Inc.
1,883,572
0.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,270
VeriSign, Inc.
$ 942,676
0.2
5,814
Walmart, Inc.
609,714
0.1
4,025
Waste Management, Inc.
881,153
0.2
10,390
Wells Fargo & Co.
897,592
0.2
114,330,718
25.8
Total Common Stock
(Cost $114,937,038)
139,747,445
31.5
Principal
Amount † RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES : 24.5%
Australia : 0.4%
1,000,000
(3)(4)
IREN Ltd., 6.500%,
07/01/2031 737,500
0.2
1,000,000  Telix Pharmaceuticals
Investments, Inc.,
1.500%,
04/22/2031 1,099,000
0.2
1,836,500
0.4
Austria : 0.3%
EUR
900,000  voestalpine AG, 2.750%,
04/28/2028 1,289,128
0.3
China : 1.8%
500,000  Alibaba Group Holding
Ltd., 0.500%,
06/01/2031 656,500
0.2
HKD
6,000,000
(3)
GF Securities Co. Ltd.,
0.000%,
01/12/2027 797,415
0.2
1,100,000
(3)
Horizon Robotics,
0.000%,
07/27/2027 1,123,375
0.3
HKD
7,000,000
(3)
Midea Investment
Development Co. Ltd.,
0.000%,
05/11/2027 1,008,369
0.2
2,600,000
(3)
MMG Ltd., 0.000%,
06/21/2027 2,746,162
0.6
CNY
8,000,000
(3)
WuXi AppTec Co. Ltd.,
0.000%,
05/22/2027 1,453,553
0.3
7,785,374
1.8
France : 0.5%
EUR
1,200,000
(3)
BNP Paribas SA BNP,
0.000%,
02/19/2031 1,474,101
0.3
EUR
400,000  Elis SA, 2.250%,
09/22/2029 697,355
0.2
2,171,456
0.5
Germany : 0.1%
EUR
200,000  Nordex SE, 4.250%,
04/14/2030 594,784
0.1
Hong Kong : 0.9%
2,600,000
(3)
Jinkai Investment
Holdings Ltd., 0.690%,
02/05/2031 2,522,000
0.6
HKD
10,000,000  Link CB Ltd., 4.500%,
12/12/2027 1,282,141
0.3
3,804,141
0.9
Japan : 1.0%
JPY
250,000,000
(3)
Advantest Corp., 0.000%,
03/28/2031 2,040,297
0.5
JPY
50,000,000
(3)
Ibiden Co. Ltd., 0.000%,
03/14/2031 1,428,326
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Japan (continued)
JPY
130,000,000
(3)
JX Advanced Metals
Corp., 0.000%,
06/04/2029 $ 926,682
0.2
4,395,305
1.0
Monaco : 0.3%
1,400,000
(4)
Scorpio Tankers, Inc.,
1.750%,
04/15/2031 1,491,280
0.3
Netherlands : 0.8%
EUR
1,400,000  Euronext NV, 1.500%,
05/30/2032 1,775,276
0.4
1,450,000
(4)
Nebius Group NV,
0.500%,
02/15/2030 1,431,585
0.3
400,000
(4)
Nebius Group NV,
1.250%,
03/15/2031 541,680
0.1
3,748,541
0.8
South Korea : 0.3%
1,100,000  LG Chem Ltd., 1.750%,
06/16/2028 1,372,250
0.3
Spain : 0.3%
EUR
1,000,000  Iberdrola Finanzas SA
IBE, 1.500%,
03/27/2030 1,362,793
0.3
United Kingdom : 0.1%
EUR
400,000
(3)(4)
Barclays PLC STM,
0.000%,
01/20/2031 659,486
0.1
United States : 17.7%
2,000,000
(3)(4)
Advanced Energy
Industries, Inc., 0.880%,
05/15/2031 1,919,000
0.4
1,700,000  Affirm Holdings, Inc.,
0.750%,
12/15/2029 1,857,250
0.4
940,000
(3)
Arrowhead
Pharmaceuticals, Inc.,
0.000%,
01/15/2032 1,131,478
0.3
920,000
(3)(4)
Bloom Energy Corp.,
0.000%,
11/15/2030 1,278,110
0.3
1,620,000
(2)
Bridgebio Pharma, Inc.,
2.250%,
02/01/2029 1,793,988
0.4
700,000  Celcuity, Inc., 0.250%,
08/01/2032 729,330
0.2
260,000  Chefs' Warehouse, Inc.,
2.375%,
12/15/2028 666,848
0.2
1,000,000
(3)
Cloudflare, Inc., 0.000%,
06/15/2030 1,446,880
0.3
1,600,000
(3)(4)
Cloudflare, Inc., 0.260%,
08/15/2031 1,579,200
0.4
1,400,000
(4)
Compass, Inc., 0.250%,
04/15/2031 1,408,120
0.3
2,500,000
(4)
Crescent Energy Co.,
2.750%,
03/15/2031 2,896,875
0.7
1,100,000
(3)
Datadog, Inc., 0.000%,
12/01/2029 1,468,500
0.3
665,000
(3)(4)
Dave, Inc., 0.000%,
04/01/2031 994,175
0.2
3,850,000
(4)
Digital Realty Trust L.P.,
1.875%,
11/15/2029 4,119,500
0.9
2,465,000
(3)
DoorDash, Inc., 0.000%,
05/15/2030 2,639,399
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
600,000
(3)(4)
Dynatrace LLC, 0.000%,
09/01/2031 $ 647,100
0.1
1,200,000  Global Payments, Inc.,
1.500%,
03/01/2031 1,118,400
0.3
600,000
(3)
Goldman Sachs Finance
Corp. International Ltd.,
0.000%,
01/29/2029 967,616
0.2
505,000  Granite Construction,
Inc., 3.250%,
06/15/2030 830,094
0.2
800,000
(3)
Guardant Health, Inc.,
0.000%,
11/15/2027 1,023,440
0.2
500,000
(3)(4)
Guardant Health, Inc.,
0.000%,
05/15/2033 762,187
0.2
700,000  Haemonetics Corp.,
2.500%,
06/01/2029 798,000
0.2
1,435,000
(3)(4)
Halozyme Therapeutics,
Inc., 0.000%,
02/15/2031 1,904,962
0.4
2,430,000
(4)
Healthcare Realty
Holdings L.P., 3.000%,
01/15/2032 2,437,290
0.5
520,000
(4)
IMAX Corp., 0.750%,
11/15/2030 701,870
0.2
500,000
(4)
Intuitive Machines, Inc.,
2.500%,
10/01/2030 768,438
0.2
500,000
(2)
Jazz Investments I Ltd.,
3.125%,
09/15/2030 873,750
0.2
EUR
800,000
(3)
JPMorgan Chase Bank
NA, 0.000%,
12/31/2031 1,036,905
0.2
3,400,000
(4)
Knight-Swift
Transportation Holdings,
Inc., 1.000%,
11/15/2031 3,626,950
0.8
1,100,000
(3)(4)
Ligand Pharmaceuticals,
Inc., 0.000%,
09/15/2031 1,165,312
0.3
2,400,000  Live Nation
Entertainment, Inc.,
2.875%,
01/15/2030 2,781,600
0.6
420,000
(4)
Lumentum Holdings, Inc.,
0.375%,
03/15/2032 2,077,698
0.5
1,135,000
(4)
Macerich Partnership
L.P., 2.250%,
08/15/2031 1,134,886
0.3
700,000
(3)
MACOM Technology
Solutions Holdings, Inc.,
0.000%,
12/15/2029 1,186,500
0.3
1,400,000
(3)(4)
Microchip Technology,
Inc., 0.000%,
02/15/2030 1,466,500
0.3
1,610,000
(3)(4)
Moderna, Inc., 0.000%,
03/01/2032 1,651,216
0.4
1,400,000
(3)
Morgan Stanley Finance
LLC, 0.000%,
02/19/2030 1,518,529
0.3
1,200,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
03/01/2027 1,479,720
0.3
600,000  Riot Platforms, Inc.,
0.750%,
01/15/2030 906,885
0.2
800,000  Rivian Automotive, Inc.,
4.625%,
03/15/2029 917,500
0.2
2,450,000
(3)(4)
Robinhood Markets, Inc.,
0.000%,
10/01/2029 2,487,586
0.6
EUR
1,800,000  Schneider Electric SE,
0.250%,
09/30/2034 2,127,942
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
500,000
(3)(4)
Semtech Corp., 0.000%,
10/15/2030 $ 797,500
0.2
1,450,000
(3)
SiTime Corp., 0.390%,
06/15/2031 1,423,175
0.3
1,140,000
(3)
Snowflake, Inc., 0.000%,
10/01/2027 2,406,996
0.5
200,000  Sphere Entertainment
Co., 3.500%,
12/01/2028 775,700
0.2
550,000  Tempus AI, Inc., 0.750%,
07/15/2030 608,437
0.1
965,000  Travere Therapeutics,
Inc., 0.500%,
05/15/2032 1,239,253
0.3
935,000
(3)
Uber Technologies, Inc.,
0.000%,
05/15/2028 996,710
0.2
610,000
(3)(4)
Ultra Clean Holdings,
Inc., 0.000%,
03/15/2031 709,521
0.2
350,000
(3)
Unity Software, Inc.,
0.000%,
03/15/2030 487,935
0.1
1,670,000
(4)
Welltower OP LLC,
3.125%,
07/15/2029 3,114,473
0.7
1,000,000  WisdomTree, Inc.,
4.625%,
08/15/2030 1,449,200
0.3
78,336,429
17.7
Total Convertible Bonds/
Notes
(Cost $101,072,775)
108,847,467
24.5
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 32.5%
Canada : 0.4%
1,800,000
(4)
Bombardier, Inc., 6.750%,
06/15/2033 1,860,788
0.4
Denmark : 0.3%
1,285,000
(4)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 1,339,559
0.3
United Kingdom : 0.3%
1,470,000
(4)
Vmed O2 UK Financing I
PLC, 7.750%,
04/15/2032 1,275,513
0.3
United States : 31.5%
1,275,000
(4)
AAR Escrow Issuer LLC,
6.750%,
03/15/2029 1,303,930
0.3
1,260,000
(4)
Adient Global Holdings
Ltd., 7.500%,
02/15/2033 1,306,839
0.3
1,225,000
(4)
Advance Auto Parts, Inc.,
7.375%,
08/01/2033 1,256,317
0.3
1,825,000
(4)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 1,834,523
0.4
875,000
(4)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 896,969
0.2
895,000
(4)
Amkor Technology, Inc.,
5.875%,
10/01/2033 880,625
0.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
635,000
(4)
Anywhere Real Estate
Group LLC / Anywhere
Co-Issuer Corp., 7.000%,
04/15/2030 $ 638,727
0.1
630,000
(4)
APLD ComputeCo 2 LLC,
6.750%,
03/15/2031 605,686
0.1
940,000
(4)
Arsenal AIC Parent LLC,
8.000%,
10/01/2030 977,783
0.2
595,000
(4)
Asurion LLC and Asurion
Co-Issuer, Inc., 8.000%,
12/31/2032 592,402
0.1
725,000
(4)
Asurion LLC and Asurion
Co-Issuer, Inc., 8.375%,
02/01/2034 654,813
0.2
1,465,000
(4)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,485,678
0.3
1,290,000
(4)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 1,313,347
0.3
660,000  Bath & Body Works, Inc.,
6.875%,
11/01/2035 673,879
0.2
1,110,000
(4)
Builders FirstSource, Inc.,
6.375%,
06/15/2032 1,116,032
0.3
1,100,000
(4)
CACI International, Inc.,
6.375%,
06/15/2033 1,115,328
0.3
1,435,000
(2)(4)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 1,290,098
0.3
800,000
(4)
CCO Holdings LLC / CCO
Holdings Capital Corp.,
7.000%,
02/01/2033 781,495
0.2
2,205,000
(2)(4)
CCO Holdings LLC / CCO
Holdings Capital Corp.,
7.375%,
03/01/2031 2,234,461
0.5
1,440,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 1,466,908
0.3
775,000  Centene Corp., 4.625%,
12/15/2029 756,059
0.2
1,115,000
(4)
Chemours Co., 7.875%,
03/15/2034 1,091,573
0.2
690,000
(4)
Churchill Downs, Inc.,
6.750%,
05/01/2031 701,025
0.2
915,000
(4)
Cipher Compute LLC,
7.125%,
11/15/2030 927,484
0.2
990,000
(4)
CITGO Petroleum Corp.,
8.375%,
01/15/2029 1,017,545
0.2
1,255,000
(4)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 1,279,291
0.3
1,575,000
(4)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 1,607,998
0.4
2,310,000
(4)
Cloud Software Group,
Inc., 6.500%,
03/31/2029 2,300,725
0.5
1,405,000
(4)
CNX Resources Corp.,
7.375%,
01/15/2031 1,439,532
0.3
1,150,000
(4)
Commercial Metals Co.,
6.000%,
12/15/2035 1,136,217
0.3
1,345,000
(4)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 1,392,648
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,085,000
(4)
CoreWeave, Inc.,
9.000%,
02/01/2031 $ 974,591
0.2
1,100,000
(4)
Crescent Energy Finance
LLC, 7.375%,
01/15/2033 1,123,979
0.3
1,275,000
(4)
DaVita, Inc., 6.750%,
07/15/2033 1,305,489
0.3
1,140,000
(4)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.875%,
06/01/2034 1,150,412
0.3
1,065,000
(4)
Deluxe Corp., 8.000%,
06/01/2029 1,076,587
0.2
1,355,000
(4)
Directv Financing LLC,
8.875%,
02/01/2030 1,387,920
0.3
800,000
(4)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 10.000%,
02/15/2031 847,059
0.2
1,020,000
(4)
EquipmentShare.com,
Inc., 7.125%,
07/01/2034 1,005,112
0.2
1,230,000
(2)(4)
EquipmentShare.com,
Inc., 8.000%,
03/15/2033 1,263,010
0.3
1,655,000
(4)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 1,729,235
0.4
670,000
(4)
Gaia Purchaser, Inc.,
7.625%,
07/15/2033 684,477
0.2
915,000
(4)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 952,439
0.2
2,265,000
(4)
Gen Digital, Inc., 6.250%,
04/01/2033 2,265,856
0.5
965,000
(4)
GFL Environmental, Inc.,
6.750%,
01/15/2031 981,893
0.2
1,035,000
(4)
Global Medical
Response, Inc., 7.375%,
10/01/2032 1,073,295
0.2
970,000  Goodyear Tire & Rubber
Co., 8.875%,
07/15/2032 989,898
0.2
650,000
(4)
Granite Construction,
Inc., 6.375%,
06/15/2034 656,521
0.2
570,000
(4)
Gray Media, Inc., 7.500%,
09/15/2034 569,705
0.1
1,030,000
(4)
Gray Media, Inc., 9.625%,
07/15/2032 1,058,057
0.2
1,550,000
(4)
Herc Holdings, Inc.,
7.250%,
06/15/2033 1,604,273
0.4
1,875,000
(4)
Iron Mountain, Inc.,
6.250%,
01/15/2033 1,890,849
0.4
995,000
(4)
Iron Mountain, Inc.,
7.000%,
02/15/2029 1,013,294
0.2
720,000
(4)
Jazz Investments I Ltd.,
1.875%,
09/15/2032 723,960
0.2
1,585,000
(4)
Level 3 Financing, Inc.,
7.500%,
02/15/2037 1,573,959
0.4
1,225,000
(4)
Level 3 Financing, Inc.,
8.500%,
01/15/2036 1,281,982
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,335,000
(4)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 $ 1,332,143
0.3
1,020,000
(4)
Magnolia Oil & Gas
Operating LLC / Magnolia
Oil & Gas Finance Corp.,
6.625%,
08/15/2034 1,032,068
0.2
1,435,000
(4)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2030 1,464,248
0.3
1,550,000
(4)
Meridian Arc Holdco LLC,
6.250%,
04/30/2031 1,474,579
0.3
700,000  Navient Corp., 7.875%,
06/15/2032 680,524
0.2
1,885,000
(4)
NCL Corp. Ltd., 6.750%,
02/01/2032 1,835,108
0.4
1,415,000
(4)
Newell Brands, Inc.,
8.500%,
06/01/2028 1,475,862
0.3
1,800,000
(4)
Nexstar Media, Inc.,
7.250%,
04/15/2034 1,824,509
0.4
720,000
(4)
Northern Oil & Gas, Inc.,
7.875%,
10/15/2033 741,051
0.2
950,000
(4)
Northern Oil and Gas,
Inc., 8.750%,
06/15/2031 990,157
0.2
2,220,000
(4)
NRG Energy, Inc.,
6.250%,
11/01/2034 2,214,761
0.5
1,980,000
(4)
OAK-Eagle Acquireco,
Inc., 8.750%,
07/01/2034 2,102,649
0.5
1,115,000  OneMain Finance Corp.,
6.750%,
09/15/2033 1,098,997
0.3
1,270,000  OneMain Finance Corp.,
7.125%,
09/15/2032 1,289,063
0.3
700,000  OneMain Finance Corp.,
7.125%,
03/15/2034 700,566
0.2
1,035,000
(2)(4)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 961,273
0.2
2,235,000
(4)
Panther Escrow Issuer
LLC, 7.125%,
06/01/2031 2,237,034
0.5
1,930,000
(2)
Paramount Global,
6.875%,
04/30/2036 1,795,205
0.4
640,000
(4)
Penn Entertainment, Inc.,
6.750%,
04/01/2031 642,602
0.1
975,000
(4)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 1,006,907
0.2
1,295,000
(4)
Performance Food
Group, Inc., 6.125%,
09/15/2032 1,299,307
0.3
1,025,000
(4)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 1,041,282
0.2
895,000
(4)
Petco Health & Wellness
Co., Inc., 8.250%,
02/01/2031 909,872
0.2
655,000
(4)
Pioneer Opco LLC,
7.000%,
05/15/2033 667,214
0.2
645,000
(4)
Post Holdings, Inc.,
6.250%,
10/15/2034 622,140
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,865,000
(4)
Post Holdings, Inc.,
6.375%,
03/01/2033 $ 1,833,686
0.4
660,000
(4)
PRA Group, Inc., 8.375%,
02/01/2028 670,349
0.2
900,000
(4)
QTS Central Issuer LLC/
QTS TRS Central Issuer
LLC, 6.625%,
09/01/2031 887,380
0.2
2,155,000
(4)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 2,190,161
0.5
1,295,000
(4)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,313,261
0.3
1,270,000
(4)
Rocket Cos., Inc.,
7.125%,
02/01/2032 1,312,320
0.3
1,350,000
(4)
Shift4 Payments LLC /
Shift4 Payments Finance
Sub, Inc., 6.750%,
08/15/2032 1,334,353
0.3
1,860,000
(4)
Sirius XM Radio LLC,
5.875%,
04/15/2032 1,836,048
0.4
670,000
(4)
SM Energy Co., 6.625%,
04/15/2034 674,626
0.2
690,000
(4)
SM Energy Co., 7.000%,
08/01/2032 705,939
0.2
1,120,000
(4)
Snap, Inc., 6.875%,
03/01/2033 1,099,030
0.3
1,110,000
(4)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 1,102,419
0.3
990,000
(4)
Starz Capital Holdings 1,
Inc., 6.000%,
04/15/2030 954,112
0.2
910,000
(4)
Stonepeak Nile Parent
LLC, 7.250%,
03/15/2032 936,822
0.2
1,865,000
(4)
Sunoco L.P., 6.250%,
07/01/2033 1,875,783
0.4
800,000
(4)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 785,936
0.2
1,880,000
(4)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 1,845,981
0.4
1,345,000
(4)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 1,349,667
0.3
970,000
(4)
Tenneco, Inc., 8.000%,
11/17/2028 973,794
0.2
1,940,000
(4)
TransDigm, Inc., 6.125%,
07/31/2034 1,920,066
0.4
1,310,000
(4)
TransDigm, Inc., 6.750%,
01/31/2034 1,331,549
0.3
1,300,000
(4)
Transocean, Inc.,
8.250%,
05/15/2029 1,351,598
0.3
655,000
(4)
UKG, Inc., 6.875%,
02/01/2031 646,460
0.1
1,925,000
(4)
Venture Global LNG, Inc.,
6.625%,
06/15/2036 1,933,510
0.4
640,000
(4)
Venture Global LNG, Inc.,
7.000%,
01/15/2030 658,910
0.2
1,235,000
(4)
Versant Media Group,
Inc., 7.250%,
01/30/2031 1,281,447
0.3
635,000
(4)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 649,860
0.1
1,305,000
(4)
Wayfair LLC, 6.750%,
11/15/2032 1,343,631
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
980,000
(4)
WESCO Distribution, Inc.,
5.500%,
04/15/2034 $ 955,893
0.2
1,230,000
(4)
WESCO Distribution, Inc.,
6.375%,
03/15/2033 1,249,973
0.3
670,000
(4)
Whirlpool Corp., 7.875%,
07/01/2034 657,117
0.2
1,305,000
(4)
Williams Scotsman, Inc.,
6.625%,
04/15/2030 1,336,803
0.3
975,000
(4)
WS Escrow LLC, 7.750%,
06/01/2033 1,015,770
0.2
1,410,000
(4)
WULF Compute LLC,
7.750%,
10/15/2030 1,465,830
0.3
1,410,000
(4)
XPO, Inc., 7.125%,
06/01/2031 1,453,228
0.3
139,632,222
31.5
Total Corporate Bonds/
Notes
(Cost $144,423,554)
144,108,082
32.5
Principal
Amount † RA Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 0.4%
United States : 0.4%
1,150,000
(5)
JPMorgan Chase
Financial Co. LLC DMTs,
1.000%,
04/01/2028 1,655,080
0.4
Total Equity-Linked Notes
(Cost $1,572,332)
1,655,080
0.4
Shares
PREFERRED STOCK : 4.1%
United States : 4.1%
130,000
Alphabet, Inc.
6,299,800
1.4
8,545
Ares Management Corp.
387,858
0.1
2,075
Bank of America Corp.
2,667,163
0.6
22,000
Boeing Co.
1,426,480
0.3
7,180  BrightSpring Health
Services, Inc.
1,382,868
0.3
8,000  Hewlett Packard
Enterprise Co.
1,069,760
0.2
25,430
(2)
KKR & Co., Inc.
1,190,633
0.3
29,360
PG&E Corp.
994,276
0.2
24,000
VSE Corp.
1,279,920
0.3
1,500
Wells Fargo & Co.
1,716,030
0.4
18,414,788
4.1
Total Preferred Stock
(Cost $17,682,593)
18,414,788
4.1
Total Long-Term
Investments
(Cost $379,688,292)
412,772,862
93.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 8.1%
Repurchase Agreements : 1.9%
2,023,600
(6)
Bank of America
securities Inc.,
Repurchase Agreement
dated 08/31/2026,
3.670%, due 09/01/2026
(Repurchase Amount
$2,023,803, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$2,064,072, due
12/01/27-07/20/76)
$ 2,023,600
0.5
508,946
(6)
BNP Paribas S.A.,
Repurchase Agreement
dated 08/31/2026,
3.660%, due 09/01/2026
(Repurchase Amount
$508,997, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $519,125, due
12/03/26-02/15/56)
508,946
0.1
2,023,600
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
08/31/2026, 3.670%, due
09/01/2026 (Repurchase
Amount $2,023,803,
collateralized by various
U.S. Government
Agency Obligations,
3.500%-6.500%, Market
Value plus accrued
interest $2,064,072, due
04/01/31-08/20/71)
2,023,600
0.4
1,887,200
(6)
CF Secured, LLC,
Repurchase Agreement
dated 08/31/2026,
3.670%, due 09/01/2026
(Repurchase Amount
$1,887,390, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,924,944, due
11/15/27-07/20/66)
1,887,200
0.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,023,600
(6)
Citadel Securities LLC,
Repurchase Agreement
dated 08/31/2026,
3.720%, due 09/01/2026
(Repurchase Amount
$2,023,806, collateralized
by various U.S.
Government Securities,
0.000%-5.125%, Market
Value plus accrued
interest $2,064,285, due
10/08/26-08/15/56)
$ 2,023,600
0.5
Total Repurchase
Agreements
(Cost $8,466,946)
8,466,946
1.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 6.2%
27,598,156
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
(Cost $27,598,156) $ 27,598,156 6.2
Total Short-Term
Investments
(Cost $36,065,102)
36,065,102
8.1
Total Investments in
Securities
(Cost $415,753,394) $ 448,837,964 101.1
Liabilities in Excess of
Other Assets (5,045,273) (1.1)
Net Assets $ 443,792,691 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2026, if applicable.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of August 31, 2026.
Currency Abbreviations:
CNY China Yuan
EUR EU Euro
HKD Hong Kong Dollar
JPY Japanese Yen
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 17.5%
Industrials 12.8
Information Technology 10.2
Consumer, Non-cyclical 9.3
Communications 8.0
Technology 6.3
Consumer, Cyclical 6.1
Energy 5.9
Health Care 3.4
Basic Materials 3.4
Consumer Discretionary 2.8
Communication Services 2.8
Utilities 1.9
Consumer Staples 1.3
Real Estate 0.9
Materials 0.4
Short-Term Investments 8.1
Liabilities in Excess of Other Assets (1.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock
Canada $ 476,447 $ — $ — $ 476,447
Germany — 1,095,140 — 1,095,140
Italy — 4,167,417 — 4,167,417
Japan — 8,555,655 — 8,555,655
Netherlands — 1,878,023 — 1,878,023
Singapore — 1,772,654 — 1,772,654
Spain — 1,040,627 — 1,040,627
Taiwan 996,768 1,134,401 — 2,131,169
United Kingdom 1,464,922 2,834,673 — 4,299,595
United States 113,030,055 1,300,663 — 114,330,718
Total Common Stock 115,968,192 23,779,253 — 139,747,445
Convertible Bonds/Notes — 108,847,467 — 108,847,467
Corporate Bonds/Notes — 144,108,082 — 144,108,082
Equity-Linked Notes — — 1,655,080 1,655,080
Preferred Stock 1,716,030 16,698,758 — 18,414,788
Short-Term Investments 27,598,156 8,466,946 — 36,065,102
Total Investments, at fair value $ 145,282,378 $ 301,900,506 $ 1,655,080 $ 448,837,964
Total Assets $ 145,282,378 $ 301,900,506 $ 1,655,080 $ 448,837,964
Liabilities Table
Other Financial Instruments+
Written Options $ (37,629) $ — $ — $ (37,629)
Total Liabilities $ (37,629) $ — $ — $ (37,629)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At August 31, 2026, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Abbott Laboratories
Call 09/18/26 USD 125.00 64 USD 706,304 $ 1,312 $ (320)
Advanced Micro Devices, Inc.
Call 09/18/26 USD 700.00 22 USD 1,035,584 10,530 (132)
Alphabet, Inc.
Call 09/18/26 USD 450.00 34 USD 1,153,790 5,238 (340)
Amazon.com, Inc.
Call 09/18/26 USD 335.00 147 USD 3,818,619 13,961 (735)
Analog Devices, Inc.
Call 09/18/26 USD 450.00 20 USD 724,280 2,477 (300)
Applied Materials, Inc.
Call 09/18/26 USD 700.00 15 USD 687,585 3,850 (135)
Caterpillar, Inc.
Call 09/18/26 USD 1,100.00 11 USD 877,217 6,343 (121)
Coca-Cola Co. (The)
Call 09/18/26 USD 95.00 137 USD 1,214,779 4,334 (1,096)
Devon Energy Corp.
Call 09/18/26 USD 55.00 147 USD 713,097 1,459 (1,176)
Eaton Corp. PLC
Call 09/18/26 USD 540.00 15 USD 602,820 3,323 —
Eli Lilly & Co.
Call 09/18/26 USD 1,320.00 7 USD 809,711 7,948 (1,400)
ExxonMobil Holdings Corp.
Call 09/18/26 USD 175.00 66 USD 1,062,270 4,795 (2,904)
Freeport-McMoRan, Inc.
Call 09/18/26 USD 95.00 62 USD 469,588 2,519 (620)
Howmet Aerospace, Inc.
Call 09/18/26 USD 350.00 15 USD 367,425 2,005 —
Humana, Inc.
Call 09/18/26 USD 450.00 12 USD 459,876 3,620 (2,310)
Johnson & Johnson
Call 09/18/26 USD 295.00 34 USD 903,890 1,926 (442)

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Global Income & Growth Fund
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Lam Research Corp.
Call 09/18/26 USD 400.00 13 USD 391,937 $ 1,907 $ (494)
Merck & Co., Inc.
Call 09/18/26 USD 165.00 83 USD 1,226,408 4,647 (1,743)
Micron Technology, Inc.
Call 09/18/26 USD 1,300.00 6 USD 575,238 1,407 (492)
Morgan Stanley
Call 09/18/26 USD 235.00 39 USD 831,948 3,652 (1,209)
NVIDIA Corp.
Call 09/18/26 USD 265.00 194 USD 4,283,132 5,020 (1,552)
Palantir Technologies, Inc.
Call 09/18/26 USD 220.00 34 USD 633,692 1,724 (1,904)
Ross Stores, Inc.
Call 09/18/26 USD 260.00 13 USD 297,102 1,012 (130)
Seagate Technology Holdings
PLC
Call 09/18/26 USD 1,150.00 15 USD 1,242,570 4,900 (2,325)
Tesla, Inc.
Call 09/18/26 USD 450.00 21 USD 772,695 1,273 (1,491)
Valero Energy Corp.
Call 09/18/26 USD 380.00 22 USD 789,624 4,928 (13,618)
VeriSign, Inc.
Call 09/18/26 USD 320.00 8 USD 230,624 1,060 (640)
$ 107,170 $ (37,629)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 38,118,855
Gross Unrealized Depreciation (5,034,285)
Net Unrealized Appreciation $ 33,084,570